Forward Purchase Agreement (Details Narrative)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 04, 2022	Jun. 30, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
[custom:ForwardPurchaseAgreementDescription]	Pursuant to the terms of the Forward Purchase Agreement, the FPA Sellers purchased 7,082,616 Founder Class A Shares, which included 6,082,616 Subject Shares and 1,000,000 Separate Shares, at the per-share redemption price prior to the closing of the Mergers, in exchange for the prepayment by Founder of $68.7 million out of the funds in Founder’s trust account that were to be received by the Company at the Closing. The prepayment amount was calculated as (a) the per-share redemption price multiplied by the 6,082,616 Subject Shares, less (b) 50% of the product of the 6,082,616 Subject Shares multiplied by $1.33 (the “Prepayment Shortfall”) and (c) an amount equal to the product of Separate Shares multiplied by the per-share redemption price. The FPA Sellers did not purchase any Additional Shares.
Termination Loans, Description		the FPA Sellers entered into the Forward Purchase Agreement for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). On November 30, 2022, the Company and the FPA Sellers entered into the FPA Termination Agreement and terminated the Forward Purchase Agreement. Pursuant to the FPA Termination Agreement, (i) the Company made a one-time $6.0 million cash payment to the FPA Sellers upon execution of the FPA Termination Agreement and agreed to make a $2.0 million payment to the FPA Sellers, which can be settled in cash or shares of Class A Common Stock at the Company’s sole option, on or around the earlier of (a) May 30, 2024 (the “FPA Lock-Up Date”), and (b) six months following 90% or more of the YA Convertible Debentures is repaid or converted into shares of Class A Common Stock (the “FPA Earlier Lock-Up Date”), (ii) the FPA Sellers forfeited and returned to the Company 2,222,119 shares of Class A Common Stock which the Company subsequently canceled, and further agreed not to transfer any of 2,140,848 shares of Class A Common Stock the FPA Sellers retained until the earlier of (a) the FPA Lock-Up Date, and (b) the FPA Earlier Lock-Up Date. The value of 2,222,119 shares of Class A Common Stock returned by the FPA Seller and subsequently canceled by the Company was $4.6 million as of the FPA Termination Agreement execution date, which was recognized in common stock – Class A and accumulated deficit on the consolidated balance sheet. The $2.0 million obligation (the “FPA Settlement Liability”) has been included in accrued expenses on the accompanying condensed consolidated balance sheets as of June 30, 2023 and other long-term liabilities as of December 31, 2022	the Company and the FPA Sellers entered into the FPA Termination Agreement and terminated the Forward Purchase Agreement. Pursuant to the FPA Termination Agreement, (i) the Company made a one-time $6.0 million cash payment to the FPA Sellers upon execution of the FPA Termination Agreement and agreed to make a $2.0 million payment to the FPA Sellers, which can be settled in cash or shares of Class A Common Stock at the Company’s sole option, on or around the earlier of (a) May 30, 2024 (the “FPA Lock-Up Date”), and (b) six months following 90% or more of the YA Convertible Debentures is repaid or converted into shares of Class A Common Stock (the “FPA Earlier Lock-Up Date”), (ii) the FPA Sellers forfeited and returned to the Company 2,222,119 shares of Class A Common Stock which the Company subsequently canceled, and further agreed not to transfer any of 2,140,848 shares of Class A Common Stock the FPA Sellers retained until the earlier of (a) the FPA Lock-Up Date, and (b) the FPA Earlier Lock-Up Date. The value of 2,222,119 shares of Class A Common Stock returned by the FPA Seller and subsequently canceled by the Company was $4.6 million as of the FPA Termination Agreement execution date, which was recognized in common stock – Class A and accumulated deficit on the consolidated balance sheet. The $2.0 million obligation has been included in other long-term liabilities on the accompanying consolidated balance sheet as of December 31, 2022.
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Termination Loans, Description			Termination Agreement execution date, and recognized $16.6 million of derivative asset and $3.4 million of derivative liability on the consolidated balance sheets, respectively. The Company recorded a total of $72.1 million in losses on its consolidated statement of operations for the year ended December 31, 2022. This total loss is made up of two parts: (i) a $52.1 million loss at issuance, calculated as the difference between the amount paid to purchase the forward purchase option derivative and the fair value of this derivative on the Closing Date, and (ii) a $20.0 million loss, calculated as the difference in fair value of the forward purchase option derivative as of the Closing Date and as of the FPA Termination Agreement execution date. Upon execution of the FPA Termination Agreement, the Company also derecognized $3.4 million of the forward purchase option derivative from derivative liabilities on the consolidated balance sheet. There were no derivative assets or liabilities related to the forward purchase option derivative outstanding as of December 31, 2022 and 2021.